Description of the Plan - Forfeitures (Details) - Metropolitan Commercial Bank 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Amount of forfeited nonvested accounts used to reduce company contributions	$ 80,479
Amount of forfeited nonvested accounts used to pay plan expenses	19,851
Unapplied forfeited balance	$ 52,041	$ 55,301